Merrill Lynch Special Value Fund, Inc.

					     July 22, 1997
Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention:   Division of Investment Management

       Re:   Merrill Lynch Special Value Fund, Inc.
	     Post-Effective Amendment No. 23 to the
	     Registration Statement on Form N-1A
	     (Securities Act File No. 2-60836
	     Investment Company Act File No. 811-2809)

Ladies and Gentlemen:

    Pursuant to Rule 497 (j) under the Securities Act of
1933, as amended (the "1933 Act"), Merrill Lynch Special
Value Fund, Inc.(the "Fund") hereby certifies that:

  (1) the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497 (c) under the 1933 Act would not have differed from that contained in Post-Effective
       Amendment No. 23 to the Fund's Registration
       Statement on Form N-1A, constituting the most recent amendment to the Fund's Registration Statement on Form N-1A; and

  (2) the text of Post-Effective Amendment No. 23 to the Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange
       Commission on July 18, 1997.

				Very truly yours,

				Merrill Lynch Special
				Value Fund, Inc.

			       By:    Gerald M. Richard /s/
				     _______________________
				      Gerald M. Richard
					  Treasurer